EMPLOYEE BENEFIT EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
Classes of employee benefits expense [abstract]
Schedule of Total Employee Benefit Expenses

		Year ended December 31,
(in millions of Euros)	Notes	2022	2021	2020
Wages and salaries		(1,067)	(920)	(855)
Pension costs - defined benefit plans	23	(22)	(24)	(23)
Other post-employment benefits	23	(3)	(8)	(9)
Share-based compensation	30	(18)	(15)	(15)
Total employee benefit expenses		(1,110)	(967)	(902)